Finance Income and Finance Expenses - Schedule of Finance Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Finance Income And Expenses [Abstract]
Bonds	¥ 95	¥ 109	¥ 109
Borrowings	274	294	322
Other	133	155	98
Foreign exchange losses		9
Other	64	24	24
Total	¥ 566	¥ 591	¥ 553